UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Barings Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/18

___________________

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2018
(Unaudited)
Corporate Restricted Securities - 93.28%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 75.63%: (C)
1A Smart Start, Inc.
A designer, distributor and lessor of ignition interlock devices ("IIDs"). IIDs are sophisticated breathalyzers wired to a vehicle's ignition system.
10.13% Second Lien Term Loan due 12/22/2022 (LIBOR + 8.250%)	$3,500,000	12/21/17	$3,434,110	$3,442,483

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$262,403	08/01/12	254,723	262,403
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	541,831
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	53,794 shs.	08/01/12	101,870	90,737
			656,593	894,971

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	4,669 uts.	*	498,983	58,775
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% (1% PIK) Senior Subordinated Note due 09/27/2020	$2,472,211	03/27/15	2,446,374	2,472,211
Preferred Stock (B)	2,276 shs.	03/27/15	227,558	293,183
Common Stock (B)	703 shs.	03/27/15	703	—
			2,674,635	2,765,394

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
Limited Liability Company Unit	583 uts.	11/18/14	583,000	1,828,452

AM Conservation Holding Corp
A supplier of energy efficiency ("EE") products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.5% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$3,181,818	10/31/16	3,129,044	3,160,105
11.5% (1.25% PIK) Senior Subordinated Note due 04/30/2023	$418,049	10/06/17	410,226	414,251
Common Stock (B)	318,182 shs.	10/31/16	318,182	374,298
			3,857,452	3,948,654

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B) (F)	273 uts.	10/04/12	$272,727	$558,060

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

12% (1% PIK) Senior Subordinated Note due 04/22/2023	$2,854,738	04/22/16	2,844,523	2,883,285
Limited Liability Company Unit (B)	0.90% int.	04/20/16	700,000	1,148,000
			3,544,523	4,031,285

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% (0.5% PIK) Senior Subordinated Note due 02/01/2020	$3,447,692	*	3,425,853	3,447,692
Limited Partnership Interest	1,048 uts.	08/01/14	1,047,900	1,968,061
* 05/21/13 and 08/01/14.			4,473,753	5,415,753

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$1,538,294	11/19/15	1,518,578	1,476,958
Limited Liability Company Unit (B)	225,300 uts.	11/18/15	225,300	98,456
			1,743,878	1,575,414

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$3,074,700	08/17/15	3,033,969	2,994,180
Preferred Stock (B)	425 shs.	08/17/15	424,875	260,496
Common Stock (B)	425 shs.	08/17/15	425	—
			3,459,269	3,254,676

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 03/21/2021 (D)	$13,750	07/31/14	13,493	—
Limited Liability Company Unit (B) (F)	92,327 uts.	*	—	—
Limited Liability Company Unit Class C Preferred (B) (F)	158,988 uts.	09/29/17	983,201	—
* 07/31/14 and 10/14/15.			996,694	—

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BCC Software, Inc.
A provider of software and data solutions which enhance mail processing to help direct mail marketers realize discounts from the U.S. Postal Service, avoid penalties associated with mailing errors, and improve the accuracy and efficiency of marketing campaigns.

12% (1% PIK) Senior Subordinated Note due 04/11/2023	$3,041,254	10/11/17	$2,984,473	$3,005,167
Preferred Stock Series A (B)	47 shs.	10/11/17	471,481	471,500
Common Stock Class A (B)	1,492 shs.	10/11/17	1,492	7,015
			3,457,446	3,483,682

BEI Precision Systems & Space Company, Inc.
A provider of advanced design, manufacturing, and testing for custom optical encoder-based positioning systems, precision accelerometers, and micro scanners.
12% (1% PIK) Senior Subordinated Note due 04/28/2024	$2,967,194	04/28/17	2,913,594	2,960,864
Limited Liability Company Unit (B)	5,600 uts.	04/28/17	560,000	327,030
			3,473,594	3,287,894

Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$89,362	10/12/12	89,173	89,362
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$755,053	10/12/12	738,934	755,053
Common Stock (B)	114,894 shs.	10/12/12	114,894	832,242
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	329,481
			988,487	2,006,138

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% (1.5% PIK) Senior Subordinated Note due 06/30/2021 (D)	$3,217,730	06/30/15	3,167,754	—
Common Stock (B)	2,876 shs.	06/30/15	318,200	—
			3,485,954	—

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 06/19/2020	$2,384,359	01/19/11	$2,367,136	$2,384,359
14% (2% PIK) Senior Subordinated Note due 06/19/2020	$630,732	08/03/12	626,970	630,732
Common Stock (B)	1,125 shs.	01/19/11	112,500	112,965
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	88,797
			3,194,356	3,216,853

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% (1.5% PIK) Senior Subordinated Note due 04/01/2021	$4,183,088.13	*	4,132,968	4,185,553
Limited Liability Company Unit (B)	3,759 uts.	07/18/16	384,020	368,184
* 10/01/14 and 07/18/16.			4,516,988	4,553,737

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	2,476,430

Clubessential LLC
A leading SaaS platform for private clubs and resorts.
7% (5% PIK) Senior Subordinated Note due 01/12/2024	$3,535,972	01/16/18	3,467,505	3,475,878

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B) (F)	467 uts.	03/04/15	298,900	449,679

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
12.75% (1.75% PIK) Senior Subordinated Note due 06/30/2023	$1,586,276	06/30/16	1,561,041	1,618,001
Preferred Stock Series A (B)	1,538 shs.	06/30/16	146,154	181,724
Common Stock Class A (B)	7,692 shs.	06/30/16	7,692	48,547
			1,714,887	1,848,272

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% (3% PIK) Senior Subordinated Note due 11/22/2019	$2,692,500	11/22/13	$2,675,058	$2,692,500
Common Stock (B)	180 shs.	*	1,028,568	1,165,004
* 11/22/13 and 09/16/16.			3,703,626	3,857,504

Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$2,882,353	10/07/16	2,834,438	2,848,482
Limited Liability Company Unit (B) (F)	617,647 uts.	10/07/16	617,647	685,588
			3,452,085	3,534,070

Dohmen Life Science Services
A provider of drug commercialization services for pharmaceutical and biotech companies, beginning in the late clinical trial phases.
10.40% Second Lien Term Loan due 03/12/2026 (LIBOR + 8.250%)	$3,500,000	03/09/18	2,785,151	2,828,636

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% (2% PIK) Senior Subordinated Note due 11/04/2020	$3,454,589	05/04/12	3,433,906	3,452,327
Preferred Stock (B)	61 shs.	05/04/12	605,841	600,721
Common Stock (B)	61 shs.	05/04/12	67,316	—
			4,107,063	4,053,048

Dunn Paper
A provider of specialty paper for niche product applications.
10.63% Second Lien Term Loan due 08/26/2023 (LIBOR + 8.750%)	$3,500,000	09/28/16	3,444,910	3,482,500

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
11.35% Last Out Term Loan due 12/31/2021 (LIBOR + 9.050%)	$3,500,000	12/22/15	3,467,187	3,489,093
11.35% Second Last Out Term Loan due 12/31/2021 (LIBOR + 9.050%)	$359,951	09/07/17	356,814	358,829
			3,824,001	3,847,922

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% (0.75% PIK) Senior Subordinated Note due 11/21/2020	$2,691,895	11/21/14	$2,660,241	$2,691,894
Limited Liability Company Unit (B) (F)	467 uts.	11/19/14	145,833	356,325
			2,806,074	3,048,219

Elite Sportswear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 10/13/2021	$3,223,328	10/14/16	3,180,824	2,917,788
Limited Liability Company Unit (B) (F)	204 uts.	10/14/16	324,074	138,618
			3,504,898	3,056,406

English Color & Supply LLC
A distributor of aftermarket automotive paint and related products to collision repair shops, auto dealerships and fleet customers through a network of stores in the Southern U.S.
11.5% (0.5% PIK) Senior Subordinated Note due 12/31/2023	$2,703,196	06/30/17	2,653,947	2,674,122
Limited Liability Company Unit (B) (F)	806,916 uts.	06/30/17	806,916	871,469
			3,460,863	3,545,591

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% (1.5% PIK) Senior Subordinated Note due 10/04/2019	$2,003,942	04/04/14	1,990,601	2,003,942
14% (2% PIK) Senior Subordinated Note due 10/04/2019	$529,435	07/01/16	524,108	534,729
Common Stock (B)	0.64% int.	04/04/14	157,314	389,409
			2,672,023	2,928,080

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	267,578
Limited Liability Company Unit Common (B)	512 uts.	09/27/10	51,220	492,598
			226,255	760,176

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	483,355 uts.	04/15/14	$—	$483,355
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	2,340,183
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	293,388
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	242,157
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	382,178
			630,281	3,741,261

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	10,537
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	—
			184,049	10,537

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% (2% PIK) Senior Subordinated Note due 03/27/2019	$3,001,985	03/27/13	2,989,615	2,701,787
Common Stock (B)	2,835 shs.	03/27/13	283,465	52,247
			3,273,080	2,754,034

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
Common Stock (B)	299 shs.	01/15/16	209,402	467,113

GlynnDevins Acquisition Corporation
A marketing communications agency that services senior living facilities.
Preferred Stock Series A (B)	695 shs.	06/19/15	143,414	174,429
Common Stock (B)	695 shs.	06/19/15	5,976	161,447
			149,390	335,876

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	355 shs.	10/31/14	354,730	476,527

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

GraphPad Software, Inc.
A provider of data analysis, statistics and graphing software solution for scientific research applications, with a focus on the life sciences and academic end-markets.
7.66% Term Loan due 12/21/2022 (LIBOR + 6.000%)	$5,000,000	12/19/17	$4,904,622	$4,918,953

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 05/22/2023	$1,455,729	02/05/14	1,410,200	1,455,729
Common Stock (B)	2,093 shs.	*	209,271	273,197
Warrant, exercisable until 2027, to purchase common stock at $.01 per share (B)	795 shs.	02/05/14	73,633	103,771
* 02/05/14 and 11/22/17.			1,693,104	1,832,697

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% (1% PIK) Senior Subordinated Note due 06/19/2021	$3,500,000	*	3,456,156	3,500,000
Limited Liability Company Unit Preferred (B)	754 uts.	**	754,061	920,074
Limited Liability Company Unit Common Class A (B)	7,292 uts.	12/19/14	—	61,967
* 12/19/14 and 02/21/17.			4,210,217	4,482,041
** 12/19/14 and 04/29/16.

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% (1% PIK) Senior Subordinated Note due 07/01/2022	$3,253,030	07/01/16	3,203,457	3,276,210
Common Stock (B)	303 shs.	07/01/16	303,333	396,571
			3,506,790	3,672,781

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$2,301,511	02/14/14	2,283,643	2,301,511
12% Senior Subordinated Note due 08/14/2020	$875,000	06/22/15	870,851	883,750
Common Stock (B)	1,666 shs.	02/14/14	1,667	566,931
			3,156,161	3,752,192

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 11/26/2020	$3,318,289	01/17/14	3,293,104	3,318,289
Limited Liability Company Unit (B) (F)	203 uts.	01/17/14	203,125	77,535
			3,496,229	3,395,824

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
14.25% (2.75% PIK) Senior Subordinated Note due 12/11/2020	$2,864,258	*	$2,830,336	$2,291,406
* 12/30/15 and 12/23/16.

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B) (F)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B) (F)	89 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 10/01/2019	$2,075,581	08/19/08	2,073,085	1,868,023
Common Stock (B)	474 shs.	08/19/08	474,419	—
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	—
			2,661,277	1,868,023

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
15% (15% PIK) Senior Subordinated Note due 11/10/2020	$2,462,881	11/10/14	2,439,888	—
Common Stock (B)	4,667 shs.	11/10/14	466,667	—
			2,906,555	—

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B) (F)	2,493,253 uts.	12/05/12	557,301	—
Limited Liability Company Unit Class A-1 (B) (F)	381,717 uts.	10/31/16	381,717	584,867
Limited Liability Company Unit Class A-2 (B) (F)	2,478,261 uts.	10/31/16	—	257,467
			939,018	842,334

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	75 uts.	06/30/15	—	172,999
Common Stock (B)	667 shs.	07/15/08	539,502	844,108
			539,502	1,017,107

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 04/30/2019 (D)	$1,259,914	01/15/10	$1,212,363	$1,133,923
15% (2.5% PIK) Senior Subordinated Note due 04/30/2019 (D)	$345,759	10/05/10	343,820	311,183
Common Stock (B)	106 shs.	10/05/10	106,200	41,226
Common Stock Class B (B)	353 shs.	01/15/10	352,941	137,008
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	312 shs.	10/05/10	283,738	121,251
			2,299,062	1,744,591

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$1,736,205	04/17/15	1,726,646	1,302,154
Limited Liability Company Unit	9 uts.	04/17/15	1,356,658	—
			3,083,304	1,302,154

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$1,362,886	09/22/11	1,347,188	1,022,164
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$71,517	08/18/15	71,517	—
14% PIK Senior Subordinated Note due 06/30/2019	$192,445	*	192,445	191,751
Common Stock Class A (B)	249,235 shs.	**	512,114	—
* 10/21/16, 01/27/17 and 10/13/17.			2,123,264	1,213,915
** 08/18/15, 10/20/16 and 01/27/17.

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$2,273,557	09/30/14	2,246,999	2,270,990
12% Senior Subordinated Note due 09/30/2021	$610,803	02/28/18	598,840	610,114
Common Stock Class B (B)	526,019 shs.	*	495,405	326,132
* 09/30/14 and 02/28/18.			3,341,244	3,207,236

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MeTEOR Education LLC
A leading provider of classroom and common area design services, furnishings, equipment and instructional support to K-12 schools.
12% Senior Subordinated Note due 06/20/2023	$2,297,872	03/09/18	$2,252,270	$2,306,712
Limited Liability Company Unit (B) (F)	456 uts.	03/09/18	459,574	413,477
			2,711,844	2,720,189

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations ("MRO") products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.

12% (1% PIK) Senior Subordinated Note due 12/02/2022	$3,194,491	12/02/16	3,141,685	3,212,626
Preferred Stock (B)	3,472 shs.	12/02/16	347,191	324,450
Common Stock (B)	491 shs.	12/02/16	491	—
			3,489,367	3,537,076

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% (2% PIK) Senior Subordinated Note due 05/02/2020	$3,222,816	11/02/12	3,203,437	3,222,815
Common Stock (B)	107 shs.	11/02/12	107,143	172,497
			3,310,580	3,395,312

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% (1% PIK) Senior Subordinated Note due 10/29/2021	$3,564,761	04/29/16	3,514,630	3,298,645

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$856,285	11/30/10	851,619	856,285
Limited Liability Company Unit Class B-1 (B) (F)	225,000 uts.	11/30/10	—	125,796
Limited Liability Company Unit Class B-2 (B) (F)	20,403 uts.	11/30/10	—	11,407
			851,619	993,488

New Mountain Learning, LLC
A leading provider of blended learning solutions to the K-12 and post-secondary school market.
8.65% Term Loan due 03/16/2024 (LIBOR + 5.500%)	$4,498,014	03/15/18	3,471,560	3,474,199

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 05/17/2023	$3,099,913	06/30/16	$3,050,923	$3,116,126
Common Stock (B)	420 shs.	05/17/16	420,000	524,526
			3,470,923	3,640,652

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you, "free from" healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$3,602,879	02/17/17	3,550,790	3,605,307
Common Stock Class B (B)	772,121 shs.	*	772,121	994,137
* 01/29/16 and 02/17/17.			4,322,911	4,599,444

Pegasus Transtech Corporation
A provider of end-to-end document, driver and logistics management solutions, which enable its customers (carriers, brokers, and drivers) to operate more efficiently, reduce manual overhead, enhance compliance, and shorten cash conversion cycles.

11.25% Term Loan due 11/16/2022	$703,559	11/14/17	683,912	685,773
7.84% Term Loan due 11/17/2024 (LIBOR + 6.250%)	$4,305,556	11/14/17	3,927,584	3,942,221
			4,611,496	4,627,994

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	0.90% int.	*	420,814	45,429
* 11/29/12 and 12/20/16.

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13.9% (1% PIK) Senior Subordinated Note due 01/31/2020	$2,257,584	07/31/14	2,238,992	1,693,188
Limited Liability Company Unit	300,485 uts.	07/31/14	300,485	—
Limited Liability Company Unit Class F	75,022 uts.	*	50,322	—
* 09/28/17 and 2/15/18.			2,589,799	1,693,188

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
Limited Liability Company Unit Preferred (B) (F)	2,332 uts.	05/29/15	233,200	235,880
Limited Liability Company Unit Common (B) (F)	2,332 uts.	05/29/15	—	352,987
			233,200	588,867

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/20/2020	$2,427,394	11/20/14	$2,405,686	$2,427,394
Limited Liability Company Unit (B)	7,000 uts.	11/20/14	350,000	824,728
Limited Liability Company Unit Series A-1 (B)	689 uts.	03/16/16	86,067	92,756
			2,841,753	3,344,878

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
Common Stock (B)	240 shs.	05/12/15	240,388	643,554

ReelCraft Industries, Inc.
A designer and manufacturer of heavy-duty reels for diversified industrial, mobile equipment OEM, auto aftermarket, government/military and other end markets.
10.5% (0.5% PIK) Senior Subordinated Note due 02/28/2023	$2,909,862	11/13/17	2,909,862	2,882,388
Limited Liability Company Unit Class B	595,745 uts.	11/13/17	595,745	715,517
			3,505,607	3,597,905

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	181 shs.	03/15/13	181,221	324,499
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	132,561
			249,179	457,060

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	928,809
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	157 shs.	*	127,437	235,298
* 08/31/07 and 03/06/08.			620,933	1,164,107

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$1,477,388	10/18/13	1,452,295	—
Common Stock (B)	1,681 shs.	10/18/13	168,100	—
			1,620,395	—

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% (1.5% PIK) Senior Subordinated Note due 11/23/2021	$3,500,000	05/23/16	$3,448,378	$3,511,168

SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$1,760,454	03/27/17	1,741,983	1,759,330
Limited Liability Company Unit Class A (B) (F)	29 uts.	03/27/17	1,717,802	2,197,507
			3,459,785	3,956,837

Strahman Holdings Inc.
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
Preferred Stock Series A (B)	317,935 shs.	12/13/13	317,935	510,378
Preferred Stock Series A-2 (B)	53,086 shs.	09/10/15	59,987	85,218
			377,922	595,596

Strategic Insight, Inc.
A provider of largely proprietary data, market research, and business intelligence to the global asset management industry.
10.94% Second Lien Term Loan due 12/21/2024 (LIBOR + 9.250%)	$3,500,000	12/28/17	3,424,123	3,433,571

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 01/31/2019 (D)	$4,285,410	*	4,075,756	2,999,787
Common Stock (B)	115 shs.	12/14/10	114,504	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	—
* 12/14/10, 08/17/12 and 03/31/16.			4,302,007	2,999,787

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021	$2,661,978	07/31/15	2,612,649	2,329,230
Common Stock (B)	139 shs.	*	213,007	9,911
* 7/31/15 and 11/08/17.			2,825,656	2,339,141

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
Limited Liability Company Unit (B)	194,400 uts.	10/15/15	194,400	373,442

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Therma-Stor Holdings LLC
A designer and manufacturer of dehumidifiers and water damage restoration equipment for residential and commercial applications.
10.5% (0.5% PIK) Senior Subordinated Note due 11/30/2023	$2,775,490	11/30/17	$2,775,490	$2,748,635
Limited Liability Company Unit	729,167 uts.	11/30/17	695,639	555,187
			3,471,129	3,303,822

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$141,785	12/05/13	433,033	141,785
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	53,038 shs.	12/05/13	—	40,309
			433,033	182,094

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$2,363,749	01/23/15	2,340,362	2,142,418

U.S. Retirement and Benefit Partners, Inc.
A leading independent provider of outsourced benefit design and administration and retirement services, primarily to K-12 school districts, employee unions, and governmental agencies.
10.38% Second Lien Term Loan due 02/14/2023 (LIBOR + 8.500%)	$3,500,000	03/05/18	2,730,094	2,733,709

Velocity Technology Solutions, Inc.
A provider of outsourced hosting services for enterprise resource planning software applications and information technology infrastructure to mid and large-sized enterprises.
8.03% Lien Term Loan due 12/07/2023 (LIBOR + 6.000%)	$4,200,000	12/07/17	4,160,132	4,176,027

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
11.3% Second Lien Term Loan due 01/29/2023 (LIBOR + 9.000%)	$4,083,333	*	4,025,541	4,046,320
* 01/21/16 and 02/23/17.

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	7,368 shs.	03/31/14	736,842	1,462,221

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2019 (D)	$3,359,243	11/30/06	$2,106,028	$3,359,243
Common Stock (B)	191 shs.	11/30/06	191,250	26,507
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	13,233
			2,383,771	3,398,983

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$771,424	08/03/15	762,791	779,139
Limited Liability Company Unit (B) (F)	751,212 uts.	08/03/15	751,212	903,345
			1,514,003	1,682,484

Whitebridge Pet Brands Holdings, LLC
A portfolio of natural treats and foods for dogs and cats.
11.5% (0.5% PIK) Senior Subordinated Note due 08/18/2021	$3,019,362 shs.	04/18/17	2,982,000	3,005,194
Limited Liability Company Unit Class A (B) (F)	250 uts.	04/18/17	300,485	276,760
Limited Liability Company Unit Class B (B) (F)	250 uts.	04/18/17	—	70,803
			3,282,485	3,352,757

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% (1.5% PIK) Senior Subordinated Note due 07/22/2021	$3,287,961	01/22/16	3,244,489	3,320,840
Common Stock (B)	318 shs.	01/22/16	318,182	377,453
			3,562,671	3,698,293

Worldwide Express Operations, LLC
A third party logistics company providing parcel, less than truck load and truck load services focused on the small and medium business market through both company owned and franchise locations.
10.72% Second Lien Term Loan due 02/03/2025 (LIBOR + 8.750%)	$3,500,000	02/13/17	3,454,928	3,490,866

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$2,991,805	11/03/11	2,985,216	2,991,805
Common Stock (B)	4,500 shs.	11/03/11	450,000	406,242
			3,435,216	3,398,047

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
14.5% (1.5% PIK) Senior Subordinated Note due 03/04/2021 (D)	$3,950,121	03/04/15	$3,144,099	$3,552,745
Common Stock (B)	4,151 shs.	*	406,617	10,005
* 03/04/15 and 02/07/18.			3,550,716	3,562,750

Total Private Placement Investments (E)			$230,739,392	$230,503,554

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 17.65%:
Bonds - 17.48%
Alliance Resource Partners, L.P.	7.500%	05/01/25	$1,000,000	$1,040,214	$1,050,000
Altice Financing S.A.	7.500	05/15/26	1,000,000	1,056,162	980,000
Altice S.A.	7.750	05/15/22	1,000,000	1,000,000	928,740
American Airlines Group Inc.	5.500	10/01/19	870,000	883,403	890,140
Amsted Industries	5.375	09/15/24	520,000	520,000	520,000
Apex Tool Group LLC / BC Mountain Finance Inc.	9.000	02/15/23	933,000	933,000	930,667
Avantor Inc.	9.000	10/01/25	1,200,000	1,198,311	1,182,000
Balboa Merger Sub, Inc.	11.375	12/01/21	1,000,000	1,085,127	1,088,750
Boyne USA, Inc.	7.250	05/01/25	333,000	333,000	341,741
Carlson Travel, Inc.	9.500	12/15/24	1,342,000	1,255,211	1,253,092
CITGO Holding, Inc.	10.750	02/15/20	1,000,000	1,011,688	1,058,750
CITGO Petroleum Corporation	6.250	08/15/22	925,000	925,000	916,906
Consol Energy Inc.	11.000	11/15/25	1,000,000	1,000,000	1,067,800
Consolidated Energy Finance S.A.	6.750	10/15/19	394,000	391,433	398,433
Coveris Holdings S.A.	7.875	11/01/19	1,000,000	1,000,000	1,002,500
CVR Partners, LP.	9.250	06/15/23	1,000,000	979,955	1,064,700
Diamond 1 Finance Corp / Diamond 2 Finance Corp (Dell)	5.875	06/15/21	228,000	228,000	234,270
Eagle Holding Co II LLC	7.625	05/15/22	208,000	208,000	209,560
EnVen Energy Ventures, LLC	11.000	02/15/23	1,000,000	1,000,000	1,010,000
EP Energy Corporation	8.000	11/29/24	500,000	500,000	502,500
EP Energy LLC / Everest Acquisition Finance Inc.	9.375	05/01/24	819,000	488,716	582,514
First Quantum Minerals Ltd.	7.500	04/01/25	1,000,000	969,036	985,000
Gates Global LLC	6.000	07/15/22	477,000	394,075	484,751
Hertz Corporation	7.625	06/01/22	1,000,000	1,000,000	1,015,000
Hub International Ltd.	7.875	10/01/21	1,000,000	1,000,000	1,035,000
IAMGOLD Corporation	7.000	04/15/25	1,000,000	1,000,000	1,022,500
Infor (US), Inc.	5.750	08/15/20	226,000	224,833	230,520
International Automotive Component	9.125	06/01/18	989,000	986,966	935,841
J.B. Poindexter Co., Inc.	9.000	04/01/22	802,000	824,701	827,062
JBS USA Holdings, Inc.	7.750	10/28/20	750,000	767,780	772,875
JBS USA Lux S.A.	6.750	02/15/28	990,000	990,000	950,400
JDA Escrow LLC	7.375	10/15/24	179,000	179,000	185,265
Jupiter Resources Inc.	8.500	10/01/22	1,375,000	1,122,377	632,500
KCA Deutag UK Finance PLC	9.625	04/01/23	414,000	414,000	416,588
KeHE Distributors, LLC	7.625	08/15/21	1,000,000	1,034,727	977,500
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	1,315,000	1,340,662	1,351,162
New Gold Inc.	6.250	11/15/22	1,000,000	1,004,191	1,021,250
New Gold Inc.	6.375	05/15/25	231,000	231,000	236,198
Onex Corporation	8.500	10/01/22	1,352,000	1,296,405	1,264,120

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

OPE KAG Finance Sub	7.875%	07/31/23	$1,750,000	$1,804,713	$1,793,750
Ortho-Clinical Diagnostics, Inc.	6.625	05/15/22	1,261,000	1,244,000	1,229,475
Peabody Energy Corporation	6.615	03/31/25	1,000,000	986,471	1,037,500
Pinnacle Operating Corporation	9.000	05/15/23	756,588	919,069	711,193
Prime Security Services Borrower	9.250	05/15/23	1,014,000	1,015,407	1,098,852
PSPC Escrow Corp	6.500	02/01/22	299,000	264,740	303,859
Signode Industrial Group	6.375	05/01/22	1,265,000	1,242,643	1,301,369
Suncoke Energy	7.500	06/15/25	1,000,000	985,723	1,030,000
Teine Energy Ltd.	6.875	09/30/22	1,300,000	1,307,613	1,326,000
Tempo Acquisition LLC	6.750	06/01/25	216,000	216,000	215,730
Teva Pharmaceutical Industries Ltd.	6.000	04/15/24	365,000	365,000	354,481
Topaz Marine S.A.	9.125	07/26/22	1,000,000	1,000,000	1,037,000
Tullow Oil Plc	6.250	04/15/22	1,225,000	1,071,458	1,235,719
Unitymedia KabelBW GmbH	6.125	01/15/25	1,000,000	1,000,000	1,048,750
UPCB Finance IV Limited	5.375	01/15/25	425,000	425,000	410,125
USIS Merger Sub Inc.	6.875	05/01/25	1,000,000	1,000,000	1,000,000
Valeant Pharmaceuticals International, Inc.	9.250	04/01/26	1,000,000	1,000,000	996,200
Veritas US Inc. / Veritas Bermuda Ltd.	10.500	02/01/24	1,000,000	1,048,562	935,000
VFH Parent LLC / Orchestra Co-Issuer Inc.	6.750	06/15/22	174,000	174,000	183,788
Vine Oil & Gas LP	8.750	04/15/23	1,000,000	990,656	932,500
VistaJet Malta Finance P.L.C.	7.750	06/01/20	786,000	720,206	760,455
Warrior Met Coal, Inc.	8.000	11/01/24	433,000	433,000	440,577
Watco Companies, L.L.C.	6.375	04/01/23	1,000,000	1,000,000	1,025,000
West Street Merger Sub Inc.	6.375	09/01/25	1,110,000	1,109,573	1,057,275
Zekelman Industries, Inc.	9.875	06/15/23	230,000	230,000	253,000

Total Bonds				53,370,807	53,274,193

Preferred Stock - 0.17%
Pinnacle Operating Corporation (B)			519,298	339,854	519,298

Total Preferred Stock				339,854	519,298

Common Stock - 0.00%
TherOX, Inc. (B)			6	—	—
Touchstone Health Partnership (B)			1,168	—	—

Total Common Stock				—	—

Total Rule 144A Securities				53,710,661	53,793,491

Total Corporate Restricted Securities				$284,450,053	$284,297,045

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Public Securities - 11.93%: (A)	LIBOR Spread	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 5.16%
Almonde, Inc.	7.250%	9.234%	06/13/25	$940,734	$958,941	$930,884
Big River Steel LLC	5.000	7.302	08/23/23	238,402	236,250	241,382
Caelus Energy Alaska, LLC	7.500	9.678	04/15/20	500,000	496,715	435,529
Coronado Coal, LLC	6.500	8.812	03/14/25	524,207	508,480	516,343
Coronado Coal, LLC	6.500	8.812	03/21/25	142,965	138,676	140,821
Cunningham Lindsey U.S., Inc.	3.750	6.052	12/10/19	62,148	59,686	61,889
Cyanco Intermediate Corporation	7.500	9.672	02/15/26	1,000,000	990,021	995,000
DigiCert, Inc.	8.000	9.772	10/31/25	992,526	991,377	1,000,277
Fieldwood Energy LLC	7.000	8.877	08/31/20	408,845	319,373	339,629
Fieldwood Energy LLC	7.125	9.427	09/30/20	1,044,008	673,284	203,582
Fieldwood Energy LLC	7.125	9.427	09/30/20	1,455,992	1,008,339	1,383,192
Focus Financial Partners, LLC	7.500	9.802	05/22/25	800,000	818,000	814,000
Gulf Finance LLC	5.250	7.560	08/25/23	519,478	515,520	477,270
Higginbotham Insurance Agency, Inc.	7.250	9.127	12/19/25	409,358	405,391	406,288
K&N Engineering, Inc.	8.750	10.627	10/21/24	1,000,000	983,532	970,000
Kronos Incorporated	8.250	10.023	11/01/24	409,457	406,061	424,128
Murray Energy Corporation	7.250	9.552	04/16/20	907,791	840,780	767,083
OCI Beaumont LLC	4.250	6.552	02/14/25	252,086	251,772	253,241
Prospect Medical Holdings, Inc.	5.500	7.188	02/13/24	528,673	518,254	528,673
PS Logistics LLC	5.250	7.339	03/01/25	1,000,000	1,010,000	1,007,500
Seadrill Partners Finco, LLC	6.000	8.302	02/21/21	977,041	623,092	817,461
Serta Simmons Bedding, LLC	8.000	9.711	11/08/24	1,000,000	969,884	793,000
Southern Graphics, Inc.	7.500	9.377	12/31/23	990,968	1,000,877	994,684
Summit Midstream Holdings, LLC	6.000	7.877	05/13/22	269,879	267,717	272,578
Wastequip, LLC	7.750	9.572	02/27/26	1,000,000	980,028	975,000

Total Bank Loans					15,972,050	15,749,434

	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
Bonds - 6.77%
A. Schulman Inc.	6.875%	06/01/23	$1,000,000	$1,010,150	$1,055,000
AMC Entertainment Holdings, Inc.	6.125	05/15/27	1,000,000	973,748	985,100
Anchorage Capital Group, L.L.C.	8.972	01/15/29	700,000	724,062	717,825
Beazer Homes USA Inc.	6.750	03/15/25	598,000	598,000	592,020
Beazer Homes USA Inc.	8.750	03/15/22	320,000	320,000	344,800
Clear Channel Worldwide Holdings, Inc.	7.625	03/15/20	1,000,000	998,022	998,750
Clearwater Paper Corporation	4.500	02/01/23	736,000	731,955	706,560
CVR Refining LLC	6.500	11/01/22	650,000	636,789	663,000
EnPro Industries Inc.	5.875	09/15/22	250,000	252,085	258,438

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Public Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Ferrellgas Partners, L.P	6.750%	01/15/22	$1,000,000	$1,004,718	$947,500
Ferrellgas Partners, L.P	8.625	06/15/20	1,048,000	1,048,521	961,540
Genesis Energy, L.P.	5.625	06/15/24	1,000,000	941,836	942,500
Hughes Satellite Systems Corporation	6.625	08/01/26	1,250,000	1,234,914	1,243,750
Icahn Enterprises L.P.	6.000	08/01/20	1,150,000	1,159,101	1,173,000
NRG Energy, Inc.	7.250	05/15/26	500,000	502,858	528,900
NRG Energy, Inc.	6.625	01/15/27	1,000,000	957,263	1,022,500
Oasis Petroleum Inc.	6.875	03/15/22	1,000,000	1,000,000	1,014,240
PBF Holding Company LLC	7.000	11/15/23	65,000	65,000	67,275
Perry Ellis International, Inc.	7.875	04/01/19	250,000	249,479	249,688
Ply Gem Industries, Inc.	6.500	02/01/22	1,000,000	954,626	1,032,700
SM Energy Company	6.750	09/15/26	1,500,000	1,488,790	1,485,000
Sonic Automotive, Inc.	6.125	03/15/27	352,000	352,000	339,680
Sprint Corporation	7.125	06/15/24	315,000	315,000	307,125
Suburban Propane Partners, L.P.	5.750	03/01/25	1,000,000	1,000,000	960,000
TransDigm Group, Inc.	6.375	06/15/26	1,000,000	979,346	1,007,500
William Lyon Homes	7.000	08/15/22	1,000,000	1,000,000	1,025,000

Total Bonds				20,498,263	20,629,391

Common Stock - 0.00%
Chase Packaging Corporation (B)	—	—	9,541	—	191

Total Common Stock				—	191

Total Corporate Public Securities				$36,470,313	$36,379,016

Total Investments	105.21%			$320,920,366	$320,676,061

Other Assets	6.16				18,760,027

Liabilities	(11.37)				(34,647,943)

Total Net Assets	100.00%				$304,788,145

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid securities. As of March 31, 2018, the value of these securities amounted to $230,503,554 or 75.63% of net assets.
(F)	Held in CI Subsidiary Trust.
PIK - Payment-in-kind

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 4.15%
API Technologies Corp.	$4,031,285
BEI Precision Systems & Space Company, Inc.	3,287,894
Merex Holding Corporation	1,213,915
Sunvair Aerospace Group Inc.	2,339,141
TransDigm Group, Inc.	1,007,500
VistaJet Malta Finance P.L.C.	760,455
12,640,190

AIRLINES - 0.29%
American Airlines Group Inc.	890,140

AUTOMOTIVE - 5.18%
Aurora Parts & Accessories LLC	3,254,676
DPL Holding Corporation	4,053,048
English Color & Supply LLC	3,545,591
Gates Global LLC	484,751
Grakon Parent	476,527
International Automotive Component	935,841
J.B. Poindexter Co., Inc.	827,062
K&N Engineering, Inc.	970,000
Power Stop Holdings LLC	588,867
Randy's Worldwide Automotive	643,554
15,779,917

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.58%
Higginbotham Insurance Agency, Inc.	406,288
Icahn Enterprises L.P.	1,173,000
VFH Parent LLC / Orchestra Co-Issuer Inc.	183,788
1,763,076

BUILDING MATERIALS - 8.04%
ARI Holding Corporation	5,415,753
Happy Floors Acquisition, Inc.	3,672,781
NSi Industries Holdings, Inc.	3,640,652
Ply Gem Industries, Inc.	1,032,700
Signature Systems Holdings Company	457,060
Sunrise Windows Holding Company	2,999,787
Torrent Group Holdings, Inc.	182,094
Wellborn Forest Holding Company	3,398,983
Wolf-Gordon, Inc.	3,698,293
24,498,103

Fair Value/ Market Value

CABLE & SATELLITE - 1.51%
Altice Financing S.A.	$980,000
Altice S.A.	928,740
Hughes Satellite Systems Corporation	1,243,750
Unitymedia KabelBW GmbH	1,048,750
UPCB Finance IV Limited	410,125
4,611,365

CHEMICALS - 2.79%
A. Schulman Inc.	1,055,000
Compass Chemical International LLC	449,679
Consolidated Energy Finance S.A.	398,433
CVR Partners, LP.	1,064,700
Cyanco Intermediate Corporation	995,000
LBC Tank Terminals Holding Netherlands B.V.	1,351,162
OCI Beaumont LLC	253,241
Pinnacle Operating Corporation	1,230,491
Polytex Holdings LLC	1,693,188
8,490,894

CONSUMER CYCLICAL SERVICES - 4.47%
Carlson Travel, Inc.	1,253,092
CHG Alternative Education Holding Company	3,216,853
MeTEOR Education LLC	2,720,189
PPC Event Services	3,344,878
Prime Security Services Borrower	1,098,852
PS Logistics LLC	1,007,500
Southern Graphics, Inc.	994,684
13,636,048

CONSUMER PRODUCTS - 10.99%
AMS Holding LLC	558,060
Apex Tool Group LLC / BC Mountain Finance Inc.	930,667
Blue Wave Products, Inc.	2,006,138
Elite Sportswear Holding, LLC	3,056,406
gloProfessional Holdings, Inc.	2,754,034
GTI Holding Company	1,832,697
Handi Quilter Holding Company	4,482,041
HHI Group, LLC	3,395,824
Manhattan Beachwear Holding Company	1,744,591
Master Cutlery LLC	1,302,154

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

New Mountain Learning, LLC	$3,474,199
Perry Ellis International, Inc.	249,688
Serta Simmons Bedding, LLC	793,000
Whitebridge Pet Brands Holdings, LLC	3,352,757
York Wall Holding Company	3,562,750
33,495,006

DIVERSIFIED MANUFACTURING - 6.90%
ABC Industries, Inc.	894,971
Advanced Manufacturing Enterprises LLC	58,775
Airxcel Holdings	1,828,452
Amsted Industries	520,000
EnPro Industries Inc.	258,438
F G I Equity LLC	3,741,261
K P I Holdings, Inc.	1,017,107
Motion Controls Holdings	993,488
Reelcraft Industries, Inc.	3,597,905
SR Smith LLC	3,956,837
Strahman Holdings Inc.	595,596
Therma-Stor Holdings LLC	3,303,822
Zekelman Industries, Inc.	253,000
21,019,652

ELECTRIC - 1.80%
AM Conservation Holding Corp	3,948,654
NRG Energy, Inc.	1,551,400
5,500,054

ENERGY - 0.14%
Caelus Energy Alaska, LLC	435,529

FINANCIAL OTHER - 3.80%
Anchorage Capital Group, L.L.C.	717,825
Cunningham Lindsey U.S., Inc.	61,889
Focus Financial Partners, LLC	814,000
Hub International Ltd.	1,035,000
Onex Corporation	1,264,120
PSPC Escrow Corp	303,859
Strategic Insight Inc.	3,433,571
Tempo Acquisition LLC	215,730
USIS Merger Sub Inc.	1,000,000
U.S. Retirement and Benefit Partners, Inc.	2,733,709
11,579,703

Fair Value/ Market Value

FOOD & BEVERAGE - 8.37%
Del Real LLC	$3,534,070
Eagle Family Foods, Inc.	3,847,922
F F C Holding Corporation	760,176
Hollandia Produce LLC	2,291,406
Hospitality Mints Holding Company	1,868,023
Impact Confections	—
JBS USA Holdings, Inc.	772,875
JBS USA Lux S.A.	950,400
JMH Investors LLC	842,334
KeHE Distributors, LLC	977,500
PANOS Brands LLC	4,599,444
Westminster Acquisition LLC	1,682,484
WP Supply Holding Corporation	3,398,047
25,524,681

GAMING - 1.27%
CTM Holding, Inc.	3,857,504

HEALTHCARE - 3.92%
Avantor Inc.	1,182,000
CORA Health Services, Inc.	1,848,272
Dohmen Life Science Services	2,828,636
Eagle Holding Co II LLC	209,560
ECG Consulting Group	3,048,219
GD Dental Services LLC	10,537
Ortho-Clinical Diagnostics, Inc.	1,229,475
Prospect Medical Holdings, Inc.	528,673
TherOX, Inc.	—
Touchstone Health Partnership	—
West Street Merger Sub Inc.	1,057,275
11,942,647

HOME CONSTRUCTION - 0.64%
Beazer Homes USA Inc.	936,820
William Lyon Homes	1,025,000
1,961,820

INDEPENDENT - 2.20%
EP Energy Corporation	502,500
Fieldwood Energy LLC	1,926,403
Jupiter Resources Inc.	632,500
SM Energy Company	1,485,000

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Tullow Oil Plc	$1,235,719
Vine Oil & Gas LP	932,500
6,714,622

INDUSTRIAL OTHER - 4.81%
AFC - Dell Holding Corporation	2,765,394
Clough, Harbour and Associates	2,476,430
Hartland Controls Holding Corporation	3,752,192
Midwest Industrial Rubber, Inc.	3,537,076
Smart Source Holdings LLC	1,164,107
SMB Machinery Holdings, Inc.	—
Wastequip, LLC	975,000
14,670,199

MEDIA & ENTERTAINMENT - 1.96%
AMC Entertainment Holdings, Inc.	985,100
BlueSpire Holding, Inc.	—
Boyne USA, Inc.	341,741
Clear Channel Worldwide Holdings, Inc.	998,750
GlynnDevins Acquisition Corporation	335,876
HOP Entertainment LLC	—
Money Mailer Equity LLC	3,298,645
5,960,112

METALS & MINING - 3.13%
Alliance Resource Partners, L.P.	1,050,000
Big River Steel LLC	241,382
Consol Energy Inc.	1,067,800
Coronado Coal, LLC	657,164
First Quantum Minerals Ltd.	985,000
IAMGOLD Corporation	1,022,500
Murray Energy Corporation	767,083
New Gold Inc.	1,257,448
Peabody Energy Corporation	1,037,500
Suncoke Energy	1,030,000
Warrior Met Coal, Inc.	440,577
9,556,454

MIDSTREAM - 1.56%
CVR Refining LLC	663,000
Ferrellgas Partners, L.P	1,909,040
Genesis Energy, L.P.	942,500
Fair Value/ Market Value

Suburban Propane Partners, L.P.	$960,000
Summit Midstream Holdings, LLC	272,578
4,747,118

OIL FIELD SERVICES - 2.21%
Avantech Testing Services LLC	—
EnVen Energy Ventures, LLC	1,010,000
EP Energy LLC / Everest Acquisition Finance Inc.	582,514
Gulf Finance LLC	477,270
KCA Deutag UK Finance PLC	416,588
Oasis Petroleum Inc.	1,014,240
Petroplex Inv Holdings LLC	45,429
Seadrill Partners Finco, LLC	817,461
Teine Energy Ltd.	1,326,000
Topaz Marine S.A.	1,037,000
6,726,502

PACKAGING - 1.27%
ASC Holdings, Inc.	1,575,414
Chase Packaging Corporation	191
Coveris Holdings S.A.	1,002,500
Signode Industrial Group	1,301,369
3,879,474

PAPER - 1.37%
Clearwater Paper Corporation	706,560
Dunn Paper	3,482,500
4,189,060

PHARMACEUTICALS - 2.90%
Clarion Brands Holding Corp.	4,553,737
ERG Holding Company LLC	2,928,080
Teva Pharmaceutical Industries Ltd.	354,481
Valeant Pharmaceuticals International, Inc.	996,200
8,832,498

REFINING - 2.43%
CITGO Holding, Inc.	1,058,750
CITGO Petroleum Corporation	916,906
MES Partners, Inc.	3,207,236
PBF Holding Company LLC	67,275
Tristar Global Energy Solutions, Inc.	2,142,418
7,392,585

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

RETAILERS - 0.11%
Sonic Automotive, Inc.	$339,680

TECHNOLOGY - 10.68%
1A Smart Start, Inc.	3,442,483
Almonde, Inc.	930,884
Balboa Merger Sub, Inc.	1,088,750
BCC Software, Inc.	3,483,682
Clubessential LLC	3,475,878
Diamond 1 Finance Corp / Diamond 2 Finance Corp (Dell)	234,270
DigiCert, Inc.	1,000,277
Glynlyon Holding Companies, Inc.	467,113
GraphPad Software, Inc.	4,918,953
Infor (US), Inc.	230,520
JDA Escrow LLC	185,265
Kronos Incorporated	424,128
Software Paradigms International Group, LLC	3,511,168
Velocity Technology Solutions, Inc.	4,176,027
Veritas US Inc. / Veritas Bermuda Ltd.	935,000
Veritext Corporation	4,046,320
32,550,718

Fair Value/ Market Value

TRANSPORTATION SERVICES - 5.64%
Hertz Corporation	$1,015,000
MNX Holding Company	3,395,312
OPE KAG Finance Sub	1,793,750
Pegasus Transtech Corporation	4,627,994
Team Drive-Away Holdings LLC	373,442
VP Holding Company	1,462,221
Watco Companies, L.L.C.	1,025,000
Worldwide Express Operations, LLC	3,490,866
17,183,585

WIRELESS - 0.10%
Sprint Corporation	307,125

Total Investments - 105.21% (Cost - $320,920,366)	$320,676,061

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following table summarizes the levels in the fair value hierarchy into which the Trust's financial instruments are categorized as of March 31, 2018.

The fair values of the Trust's investments disaggregated into the three levels of the fair value hierarchy based upon the lowest level of significant input used in the valuation as of March 31, 2018 are as follows:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$196,057,423	$—	$52,323,793	$143,733,630
Bank Loans	44,503,179	—	—	44,503,179
Common Stock - U.S.	12,778,976	—	—	12,778,976
Preferred Stock	6,439,658	—	—	6,439,658
Partnerships and LLCs	24,517,809	—	950,400	23,567,409
Public Securities
Bank Loans	15,749,434	—	10,407,455	5,341,979
Corporate Bonds	20,629,391	—	20,629,391	—
Common Stock - U.S.	191	—	191	—
Preferred Stock	—	—	—	—
Short-term Securities	—	—	—	—
Total	$320,676,061	$—	$84,311,230	$236,364,831
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2017	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 3/31/2018
Restricted Securities
Corporate Bonds	$143,493,307	$(3,280,781)	$6,929,533	$(66,938)	$(3,341,491)	$—	$—	$143,733,630
Bank Loans	35,347,235	170,018	8,985,926	—	—	—	—	44,503,179
Common Stock - U.S.	14,807,298	(730,615)	84,267	(1,381,974)	—	—	—	12,778,976
Preferred Stock	5,665,670	773,988	—	—	—	—	—	6,439,658
Partnerships and LLCs	31,383,007	(973,692)	480,934	(7,322,840)	—	—	—	23,567,409
Public Securities
Bank Loans	2,022,792	4,951	2,635,225	—	(12,866)	691,877	—	5,341,979
Preferred Stock	—	—	—	—	—	—	—	—
Total	$232,719,309	$(4,036,131)	$19,115,885	$(8,771,752)	$(3,354,357)	$691,877	$—	$236,364,831

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Corporate Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     May 30, 2018

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     May 30, 2018

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.